BORROWINGS Borrowings - - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Convertible Subordinated Debt		$ 150,000
Debt Instrument, Basis Spread on Variable Rate		5.09%
Subordinated debt, original issue		$ 120,000
Subordinated Borrowing, Interest Rate		5.13%
Debt, Weighted Average Interest Rate		5.48%	4.86%
Notes Payable			$ 96,400
Bank lines of credit credit			$ 23,000
Debt Instrument, Interest Rate, Stated Percentage		0.00%	2.77%
Notes Payable, Noncurrent		$ 32,500	$ 73,400
Other Notes payable interest rate		4.44%	4.09%
Book value of FHLB collateral		$ 6,000,000
Line of Credit Facility, Maximum Borrowing Capacity		40,000
Short-term Debt		1,287,156	$ 296,203	$ 166,594
Private Placement [Member]
Debt Instrument [Line Items]
Subordinated Debt		$ 8,400
Debt, Weighted Average Interest Rate		6.00%
Long-term Debt [Member]
Debt Instrument [Line Items]
Subordinated Borrowing, Interest Rate		5.25%
Short-term Debt
Debt Instrument [Line Items]
Short-term Debt		$ 157,156	20,000	$ 0
Line of Credit [Member]
Debt Instrument [Line Items]
Short-term Debt		0	$ 20,000
Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Debt		$ 49,500
Debt Instrument Maturity Period		30 years
DebtInstrumentMinimumCallablePeriod		5 years
Private Placement [Member]
Debt Instrument [Line Items]
DebtInstrumentMinimumCallablePeriod	5 years